Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
May 31, 2025
Text Block [Abstract]
Components of Prepaid Expenses and Other Current Assets, Net
Prepaid expenses and other current assets, net, consisted of the following:

	As of May 31,
	2024	2025
	US$	US$
Receivable from third party payment platform	103,704	93,125
Advances to suppliers	77,184	81,246
VAT recoverable	25,155	31,007
Interest receivables	31,501	26,282
Prepaid advertising fees	20,960	23,989
Rental deposits	18,445	18,782
Prepaid rents (a)	7,960	10,690
Staff advances (b)	10,030	9,672
Deposits of advertising and decoration	2,650	1,958
Others	12,480	11,864

	310,069	308,615
Less: allowance for prepaid expenses and other current assets	(605)	(713)

	309,464	307,902

(a)	Prepaid rents represent the prepayment of rent related to leases less than 12 months.
(b)	Staff advances were provided to staff for travelling and business related use and are expensed as incurred.